Statement of Cash Flows - Prairie Operating Co LLC [Member]	7 Months Ended
Dec. 31, 2022 USD ($)
Cash Flows from Operating Activities
Net loss	$ (461,520)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses	461,365
Cash used in operating activities	(155)
Cash Flows from Financing Activities
Proceeds from sale of options	80,000
Cash provided by investing activities	80,000
Net increase in cash	79,845
Cash – beginning of period
Cash – end of period	79,845
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash activity:
Accrued deferred transaction costs associated with the Merger and Exok Transaction	1,350,744
Accrued deferred transaction costs associated with the PIPE Transaction	$ 409,921